Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Payables and Accruals [Abstract]
Accrued promotion expenses	¥ 67,009	$ 9,180	¥ 43,992
Payroll payables	61,848	8,473	69,208
Payables for construction cost	35,381	4,847	49,542
Long-term payables – current portion (note 29)	29,344	4,020	19,159
Other payables	23,442	3,213	12,534
Government subsidy (note 30)	16,600	2,274
Tax payables other than income tax	9,627	1,319	8,389
Other accrued expenses	14,847	2,034	4,090
Total	¥ 258,098	$ 35,360	¥ 206,914